CONDENSED STATEMENTS OF FINANCIAL CONDITION (Parenthetical) - $ / shares	Dec. 31, 2023	Jun. 30, 2023
Common Stock, par value (in Dollars per share)	$ 0.0001
Common Stock, shares authorized	100,000,000
Common stock, shares issued	5,031,250
Common stock, shares outstanding	5,031,250
WILSON-DAVIS & CO., INC
Common Stock, par value (in Dollars per share)	$ 0.10	$ 0.10
Common Stock, shares authorized	1,000,000	1,000,000
Common stock, shares issued	410,000	410,000
Common stock, shares outstanding	410,000	410,000